First Trust International Developed Capital Strength Portfolio Investment Strategy - First Trust International Developed Capital Strength Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital StrengthTM Index (the “Index”). The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to measure the performance of well-capitalized companies in the developed markets (as defined by the Index Provider) outside of the U.S. with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. See "Additional Information on the Fund's Investment Objective and Strategies" for a description of how the Index Provider defines "developed markets." The Index’s initial universe consists of the securities comprising the Nasdaq Developed ex USTM Index, an index seeking to track the performance of securities in countries, excluding the U.S., which are designated as developed markets (as defined by the Index Provider). The Index then excludes all securities that do not meet the liquidity requirements of the Index and multiple share classes of the same issuer. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. In order to be eligible for inclusion in the Index, a security must have at least $500 million in cash and short-term investments, after removing restricted cash, have a long-term debt to market capitalization ratio less than 30%, have a positive shareholder equity and have a return on equity greater than 15%. The 500 eligible securities with the highest free float market capitalization are included in the selection universe. In the event that the selection universe contains fewer than 50 securities, the 15% return on equity criterion is removed, and the securities with the highest return on equity are added to the selection universe until it contains 60 securities. The remaining securities are then ranked based upon a combination of their three-month annualized and twelve-month realized volatility (with ranks of 1 representing the lowest values). The 50 securities with the lowest combined ranks are chosen for inclusion in the Index. In the case of ties of combined ranks, the security with the highest free float market capitalization is chosen for inclusion in the Index. According to the Index Provider, a review is then enacted to ensure than no country nor industry (as determined by the Industry Classification Benchmark (“ICB”)) is represented by more than 15 securities. If a country or ICB industry is represented by more than 15 securities, the country or industry’s highest-ranked component is removed from the selection of 50 securities and is replaced with the next-ranked eligible security not from that country or industry. Each security is equal weighted in the Index. The Fund may invest in securities of any market capitalization, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s semi-annual rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 2, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies, Swiss issuers and European issuers, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 2, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 2, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies, Swiss issuers and European issuers, although this may change from time to time.